Debt Obligations, Related Party Financing (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Obligations
Outstanding principal balance of related party financing		$ 50,000	$ 50,000
Preferred equity interest financing agreement | ACM
Debt Obligations
Principal amount		$ 50,000
Maturity period (in years)		5 years
Interest rate (as a percent)		7.00%
Increasing of interest rate per annum thereafter (as a percent)		1.00%
Period after which principal balance scheduled to increase		18 months
Principal balance due if debt remained outstanding after the end of the five-year term		$ 62,500
Outstanding principal balance of related party financing		50,000	50,000
Interest expense		$ 3,800	$ 1,800
Repayment of debt	$ 50,000
Preferred equity interest financing agreement | ACM | Maximum
Debt Obligations
Interest rate (as a percent)		12.00%